Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payments
Schedule of changes in the number of SOPs and RSUs

SOPs	2024	WAEP (US$)	2023	WAEP (US$)	2022	WAEP (US$)

Outstanding on January 1	59,942,062	1.04	101,276,327	0.72	143,889,439	0.55
Exercised during the year	(23,795,083)	0.15	(39,100,504)	0.21	(37,095,966)	0.12
Forfeited during the year	(209,061)		(2,233,761)		(5,517,146)
Outstanding on December 31	35,937,918	1.58	59,942,062	1.04	101,276,327	0.72
Exercisable on December 31	35,771,297	1.58	53,561,964	0.94	81,813,095	0.55

RSUs	2024	WAGDFV (US$)	2023	WAGDFV (US$)	2022	WAGDFV (US$)

Outstanding on January 1	66,512,061	5.66	72,401,895	5.46	80,924,937	4.82
Granted during the year	27,823,420	11.33	35,823,472	4.97	32,294,522	5.47
Vested during the year	(29,598,948)	6.22	(29,212,440)	4.45	(27,322,614)	3.64
Forfeited during the year	(4,821,079)		(12,500,866)		(13,494,950)
Outstanding on December 31	59,915,454	7.92	66,512,061	5.66	72,401,895	5.46

Schedule of share-based compensation expense

	2024	2023	2022

SOP and RSU expenses and related corporate and social security taxes expenses	393,788	256,103	126,167
RSUs and SOPs grant - business combination	5,480	13,400	43,116
Awards expenses and related taxes	8,936	19,814	113,172
Fair value adjustment - hedge of corporate and social security taxes (note 20)	(35,535)	(33,703)	3,995
Total share-based compensation expenses (note 8)	372,669	255,614	286,450

Equity share-based compensation, net of shares withheld for employee taxes	170,252	160,309	201,991

	2024	2023	2022
Liability provision for taxes presented as salaries, allowances and social security contributions	88,139	66,075	32,554

Schedule of SOP characteristics and the valuation model

	2024	2023	2022

Weighted average share price at the date of exercise of options during the year (US$)	12.38	6.37	7.72
Weighted Average remaining contractual life of options outstanding at year-end	4.79	4.78	4.80

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	8.67%	28.65%	45.07%
US$ 0.11 to US$ 0.50	30.51%	32.63%	28.20%
US$ 0.51 to US$ 15.00	60.82%	38.72%	26.73%
Greater than US$ 15.01	-	-	-

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	56,392	50,403	44,849
Unvested	320	12,125	28,169

Schedule of RSUs and Awards characteristics and the valuation model

	2024	2023

Most relevant vesting periods for the grants outstanding
3 years	53.82%	55.81%
5 years	37.32%	34.69%
Weighted-Average awards vesting period	3.1 years	3.8 years

Schedule of contingent share award

	2024	2023	2022

Contingent share award termination	-	-	355,573